SUPPLEMENT DATED APRIL 3, 2018
TO

PROSPECTUSES DATED DECEMBER 31, 2002
 FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT ADVISOR CHARTER, NEW YORK KEYPORT ADVISOR OPTIMA, AND NEW YORK KEYPORT ADVISOR VISTA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

 KBL VARIABLE ACCOUNT A

 This supplement contains information about the Columbia Variable Portfolio - Select International Equity Fund (the "Fund") that is available under your Contract.

On May 1, 2018, the Fund will change its name to Columbia Variable Portfolio - Overseas Core Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.